Income Tax - Reconciliation of Beginning and Ending Amounts of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Balance at beginning of year	$ 42	$ 49	$ 55
Additions based on tax positions related to the current year	27	3	0
Additions for tax positions of prior years	75	5	11
Reduction for tax positions of prior years	(3)	(1)	0
Settlements	0	(3)	(14)
Reductions due to lapse of statute of limitations	(1)	(8)	(4)
Currency translation adjustment	2	(3)	1
Balance at end of year	142	42	$ 49
Interest and penalties of unrecognized tax benefits	$ 23	$ 6